THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account JF-I
Pilot Classic Variable Annuity
Pilot Elite Variable Annuity

Supplement dated May 1, 2016

This Supplement provides a list of the funds currently available in your Pilot or Pilot Elite variable annuity contract:

American Century VP International Fund – Class I
American Century VP Value Fund – Class II
Delaware VIP® High Yield Series – Standard Class
Deutsche Small Cap Index VIP Portfolio – Class B
Fidelity® VIP Contrafund® Portfolio – Initial Class
Fidelity® VIP Equity-Income Portfolio – Initial Class
Fidelity® VIP Growth Portfolio – Initial Class
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
LVIP Blended Mid Cap Managed Volatility Fund – Standard Class
LVIP Delaware Bond Fund – Service Class
LVIP Delaware Foundation® Conservative Allocation Fund – Service Class
LVIP Dimensional U.S. Core Equity 1 Fund – Service Class
LVIP Franklin Templeton Global Equity Managed Volatility Fund – Standard Class
LVIP Government Money Market Fund – Standard Class
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund – Standard Class
LVIP MFS International Growth Fund – Standard Class
LVIP MFS Value Fund – Standard Class
LVIP SSGA S&P 500 Index Fund – Standard Class
LVIP SSGA Small-Cap Index Fund – Standard Class
LVIP T. Rowe Price Growth Stock Fund – Standard Class
LVIP Wellington Capital Growth Fund – Standard Class
LVIP Wellington Mid-Cap Value Fund – Standard Class
MFS® VIT Research Series – Initial Class
MFS® VIT Utilities Series – Initial Class
PIMCO VIT Total Return Portfolio – Administrative Class
ProFund® VP Financial
ProFund® VP Health Care
ProFund® VP Technology
T. Rowe Price Mid-Cap Growth Portfolio – Class II
Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® VIF REIT Index Portfolio
Vanguard® VIF Small Company Growth Portfolio

Complete information about each fund may be found in the fund’s prospectus. Please retain this Supplement for future reference. It is for informational purposes and requires no action on your part.